Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2019
(Audited)
$

Within 1 year	113,291
After 1 year but within 5 years	171,630
Total lease payments	284,921

Less: imputed interest	(16,318)
Total lease obligations	268,603
Less: current obligations	(102,159)
Long-term lease obligations	166,444